Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Entity Central Index Key	0001547011
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Jan. 01, 2021
Prospectus Date	Jan. 01, 2021
American Funds College 2039 Fund | Class 529-C
Prospectus:
Trading Symbol	CTJCX
American Funds College 2039 Fund | Class 529-T
Prospectus:
Trading Symbol	TCATX
American Funds College 2039 Fund | Class 529-A
Prospectus:
Trading Symbol	CDJAX
American Funds College 2039 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTDHX
American Funds College 2039 Fund | Class 529-E
Prospectus:
Trading Symbol	CTAEX
American Funds College 2039 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTDFX
American Funds College 2039 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FCFGX
American Funds College 2036 Fund | Class 529-F-3
Prospectus:
Trading Symbol	CTAKX
American Funds College 2036 Fund | Class 529-F-2
Prospectus:
Trading Symbol	CTAHX
American Funds College 2036 Fund | Class 529-T
Prospectus:
Trading Symbol	TCDTX
American Funds College 2036 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTAFX
American Funds College 2036 Fund | Class 529-E
Prospectus:
Trading Symbol	CTKEX
American Funds College 2036 Fund | Class 529-C
Prospectus:
Trading Symbol	CTDCX
American Funds College 2036 Fund | Class 529-A
Prospectus:
Trading Symbol	CCFAX
American Funds College 2033 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTCFX
American Funds College 2033 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FCCFX
American Funds College 2033 Fund | Class 529-T
Prospectus:
Trading Symbol	TCFFX
American Funds College 2033 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTLFX
American Funds College 2033 Fund | Class 529-E
Prospectus:
Trading Symbol	CTLEX
American Funds College 2033 Fund | Class 529-C
Prospectus:
Trading Symbol	CTLCX
American Funds College 2033 Fund | Class 529-A
Prospectus:
Trading Symbol	CTLAX
American Funds College 2030 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FDFCX
American Funds College 2030 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTFCX
American Funds College 2030 Fund | Class 529-T
Prospectus:
Trading Symbol	TAFCX
American Funds College 2030 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTHFX
American Funds College 2030 Fund | Class 529-E
Prospectus:
Trading Symbol	CTHEX
American Funds College 2030 Fund | Class 529-C
Prospectus:
Trading Symbol	CTYCX
American Funds College 2030 Fund | Class 529-A
Prospectus:
Trading Symbol	CTHAX
American Funds College 2027 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FFCTX
American Funds College 2027 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FFCFX
American Funds College 2027 Fund | Class 529-T
Prospectus:
Trading Symbol	TAFAX
American Funds College 2027 Fund | Class 529-E
Prospectus:
Trading Symbol	CTSEX
American Funds College 2027 Fund | Class 529-C
Prospectus:
Trading Symbol	CTSCX
American Funds College 2027 Fund | Class 529-A
Prospectus:
Trading Symbol	CSTAX
American Funds College 2027 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTSFX
American Funds College 2024 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTTTX
American Funds College 2024 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FACRX
American Funds College 2024 Fund | Class 529-T
Prospectus:
Trading Symbol	TCAFX
American Funds College 2024 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTFFX
American Funds College 2024 Fund | Class 529-E
Prospectus:
Trading Symbol	CTFEX
American Funds College 2024 Fund | Class 529-C
Prospectus:
Trading Symbol	CTFCX
American Funds College 2024 Fund | Class 529-A
Prospectus:
Trading Symbol	CFTAX
American Funds College 2021 Fund | Class 529-F-2
Prospectus:
Trading Symbol	FCACX
American Funds College 2021 Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTATX
American Funds College 2021 Fund | Class 529-T
Prospectus:
Trading Symbol	TAACX
American Funds College 2021 Fund | Class 529-F-1
Prospectus:
Trading Symbol	CTOFX
American Funds College 2021 Fund | Class 529-E
Prospectus:
Trading Symbol	CTOEX
American Funds College 2021 Fund | Class 529-C
Prospectus:
Trading Symbol	CTOCX
American Funds College 2021 Fund | Class 529-A
Prospectus:
Trading Symbol	CTOAX
American Funds College Enrollment Fund | Class 529-F-2
Prospectus:
Trading Symbol	FAADX
American Funds College Enrollment Fund | Class 529-F-3
Prospectus:
Trading Symbol	FTAOX
American Funds College Enrollment Fund | Class 529-T
Prospectus:
Trading Symbol	TCADX
American Funds College Enrollment Fund | Class 529-F-1
Prospectus:
Trading Symbol	CENFX
American Funds College Enrollment Fund | Class 529-E
Prospectus:
Trading Symbol	CENEX
American Funds College Enrollment Fund | Class 529-C
Prospectus:
Trading Symbol	CENCX
American Funds College Enrollment Fund | Class 529-A
Prospectus:
Trading Symbol	CENAX